CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 $ / shares
Accounts receivable, net of allowance for doubtful accounts	¥ 505,458.53		¥ 234,794
Prepayments and other current assets, net of allowance for doubtful accounts	40,425,650		22,738,176
Accounts payable	9,600,349	$ 1,352,181	7,147,159
Other taxes payable	1,501,961	211,547	1,651,041
Advances from customers	12,713,928	1,790,719	17,727,516
Amounts due to intercompany	11,677,348	1,644,720	21,159,559
Refund of game points			169,998,682
Convertible notes	49,932,651	7,032,867	60,984,058
Interest payable	273,560	38,530	2,130,283
Accrued expenses and other current liabilities	44,176,190	6,222,086	66,437,104
Current portion of operating lease liabilities	4,372,886	615,908	5,792,931
Non-current portion of operating lease liabilities	2,788,063	$ 392,690	7,405,805
Variable interest entity, primary beneficiary
Accounts payable	5,426,376		5,185,040
Other taxes payable	1,385,034		1,404,994
Advances from customers	10,352,171		15,005,074
Amounts due to intercompany	44,056,900		45,408,736
Refund of game points	0		169,998,682
Convertible notes	0		0
Interest payable	0		0
Accrued expenses and other current liabilities	33,019,915		35,450,947
Current portion of operating lease liabilities	128,511		485,665
Non-current portion of operating lease liabilities	¥ 33,070		¥ 0
Class A ordinary shares
Ordinary shares, par value | $ / shares		$ 0.01		$ 0.01
Ordinary shares, shares authorized | shares	4,300,000,000	4,300,000,000	4,300,000,000
Ordinary shares, shares issued | shares	1,391,618,893	1,391,618,893	847,437,583
Ordinary shares, shares outstanding | shares	1,391,618,893	1,391,618,893	847,437,583
Class B ordinary shares
Ordinary shares, par value | $ / shares		$ 0.01		$ 0.01
Ordinary shares, shares authorized | shares	600,000,000	600,000,000	600,000,000
Ordinary shares, shares issued | shares	13,607,334	13,607,334	13,607,334
Ordinary shares, shares outstanding | shares	13,607,334	13,607,334	13,607,334